CONSOLIDATED STATEMENT OF STOCKHOLDERS' DEFICIT (USD $)	Preferred stock	Common stock	Additional Paid in Capital	Deferred Compensation	Subscription Receivable	Common Stock Subscription	Deficit Accumulated During Development Stage	Total
Balance at Aug. 12, 1999
Balance (shares) at Aug. 12, 1999
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock		4,324	395,676					400,000
Issuance of common stock (shares)		4,324,458
Stock based compensation			98,000	(98,000)
Amortization of stock based compensation				49,000				49,000
Net loss							(903,290)	(903,290)
Balance at Dec. 31, 1999		4,324	493,676	(49,000)			(903,290)	(454,290)
Balance (shares) at Dec. 31, 1999		4,324,458
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock		1,494	9,607,201					9,608,695
Issuance of common stock (shares)		1,493,575
Stock based compensation			2,559,000	(2,559,000)
Amortization of stock based compensation				1,080,692				1,080,692
Fair value of warrants issued in exchange for licenses and intellectual property			5,220,000					5,220,000
Contributed capital			1,050,000					1,050,000
Common stock issued in exchange for services		8	51,993					52,001
Common stock issued in exchange for services (shares)		7,964
Net loss							(14,113,933)	(14,113,933)
Balance at Dec. 31, 2000		5,826	18,981,870	(1,527,308)			(15,017,223)	2,443,165
Balance (shares) at Dec. 31, 2000		5,825,997
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock		986	6,282,018					6,283,004
Issuance of common stock (shares)		985,667
Stock based compensation			779,000	(779,000)
Amortization of stock based compensation				1,523,000				1,523,000
Common stock issued in exchange for services		8	53,993					54,001
Common stock issued in exchange for services (shares)		8,291
Conversion of contributed capital to common stock		81	(81)
Conversion of contributed capital to common stock (shares)		81,084
Net loss							(8,173,464)	(8,173,464)
Balance at Dec. 31, 2001		6,901	26,096,800	(783,308)			(23,190,687)	2,129,706
Balance (shares) at Dec. 31, 2001		6,901,039
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock		1,093	7,075,105					7,076,198
Issuance of common stock (shares)		1,092,883
Stock based compensation			143,521	(143,521)
Amortization of stock based compensation				613,083				613,083
Common stock issued in exchange for services		35	227,468					227,503
Common stock issued in exchange for services (shares)		35,137
Net loss							(9,257,954)	(9,257,954)
Balance at Dec. 31, 2002		8,029	33,542,894	(313,746)			(32,448,641)	788,536
Balance (shares) at Dec. 31, 2002		8,029,059
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock		562	3,181,712					3,182,274
Issuance of common stock (shares)		561,701
Stock based compensation			(155,893)	155,893
Amortization of stock based compensation				79,371				79,371
Common stock issued in exchange for services		144	823,743					823,887
Common stock issued in exchange for services (shares)		144,300
Net loss							(6,037,528)	(6,037,528)
Balance at Dec. 31, 2003		8,735	37,392,456	(78,482)			(38,486,169)	(1,163,460)
Balance (shares) at Dec. 31, 2003		8,735,060
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock		809	4,580,104					4,580,913
Issuance of common stock (shares)		808,570
Stock based compensation			637,858	(637,858)
Amortization of stock based compensation				148,812				148,812
Common stock issued in exchange for services		17	96,314					96,331
Common stock issued in exchange for services (shares)		17,004
Net loss							(5,519,151)	(5,519,151)
Balance at Dec. 31, 2004		9,561	42,706,732	(567,528)			(44,005,320)	(1,856,555)
Balance (shares) at Dec. 31, 2004		9,560,634
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock		1,994	11,265,560					11,267,554
Issuance of common stock (shares)		1,994,556
Stock based compensation			1,566,147	(1,566,147)
Amortization of stock based compensation				1,952,350				1,952,350
Issuance of common stock in lieu of cash compensation		1	6,852					6,853
Issuance of common stock in lieu of cash compensation (shares)		1,210
Issuance of common stock in exchange for release of accrued liabilities		96	542,691					542,787
Issuance of common stock in exchange for release of accrued liabilities (shares)		95,807
Net loss							(7,326,557)	(7,326,557)
Balance at Dec. 31, 2005		11,652	56,087,982	(181,325)			(51,331,877)	4,586,432
Balance (shares) at Dec. 31, 2005		11,652,207
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock		1,069	8,123,623					8,124,692
Issuance of common stock (shares)		1,069,699
Stock based compensation			1,224,430					1,224,430
Fair value of warrants issued in exchange for licenses and intellectual property			144,867					144,867
Common stock issued in exchange for services		3	16,440					16,443
Common stock issued in exchange for services (shares)		2,903
Reclassification of deferred compensation due to adoption of SFAS No. 123 ( R )			(181,325)	181,325
Equity instruments issued in connection with settlement agreement		48	3,294,381					3,294,429
Equity instruments issued in connection with settlement agreement (shares)		47,657
Common stock issued in exchange for distribution rights and intellectual property		13	99,984					99,997
Common stock issued in exchange for distribution rights and intellectual property (shares)		13,006
Net loss							(13,180,646)	(13,180,646)
Balance at Dec. 31, 2006		12,785	68,810,382				(64,512,523)	4,310,644
Balance (shares) at Dec. 31, 2006		12,785,472
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock		530	3,920,186					3,920,716
Issuance of common stock (shares)		529,432
Stock based compensation			931,233					931,233
Fair value of warrants issued in exchange for licenses and intellectual property			48,289					48,289
Exercise of stock options		32	181,008					181,040
Exercise of stock options (shares)		31,955
Warrants issued in connection with notes payable			3,162,488					3,162,488
Warrants issued in exchange for services			30,559					30,559
Shares issued in connection with reverse stock split		279
Net loss							(18,067,084)	(18,067,084)
Balance at Dec. 31, 2007		13,347	77,084,145				(82,579,607)	(5,482,115)
Balance (shares) at Dec. 31, 2007		13,347,138
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock		1,230	2,117,275					2,118,505
Issuance of common stock (shares)		1,230,280
Stock based compensation			1,320,995					1,320,995
Exercise of stock options		62	79,014					79,076
Exercise of stock options (shares)		61,778
Warrants issued in connection with notes payable			168,387					168,387
Warrants issued in exchange for services			251,850					251,850
Initial public offering of common stock		1,100	1,446,729					1,447,829
Initial public offering of common stock (shares)		1,100,000
Warrants issued in connection with settlement agreement			87,200					87,200
Net loss							(14,149,401)	(14,149,401)
Balance at Dec. 31, 2008		15,739	82,555,595				(96,729,008)	(14,157,674)
Balance (shares) at Dec. 31, 2008		15,739,196
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock		2,682	1,857,140					1,859,822
Issuance of common stock (shares)		2,680,230
Stock based compensation			296,838					296,838
Common stock issued in exchange for services		45	45,855					45,900
Common stock issued in exchange for distribution rights and intellectual property (shares)		45,000
Exercise of stock options		40	31,960					32,000
Exercise of stock options (shares)		40,000
Warrants issued in connection with notes payable			1,913,487					1,913,487
Subscription receivable		85	59,451		(59,536)
Subscription receivable (shares)		85,090
Common stock issued in connection with the settlement of accounts payable		519	456,275					456,794
Common stock issued in connection with settlement of accounts payable (shares)		519,460
Common stock issued in connection with issuance of note payable		320	297,681					298,001
Common stock issued in connection with issuance of note payable (shares)		320,000
Common stock issued upon conversion of notes payable		606	261,618					262,224
Common stock issued upon conversion of notes payable (shares)		606,708
Net loss							(4,435,756)	(4,435,756)
Balance at Dec. 31, 2009		20,036	87,775,900		(59,536)		(101,164,764)	(13,428,364)
Balance (shares) at Dec. 31, 2009		20,035,684
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock		11,335	2,328,929		59,536			2,399,800
Issuance of common stock (shares)		11,334,705
Stock based compensation			248,457					248,457
Common stock issued in exchange for services		529	359,503					360,032
Common stock issued in exchange for services (shares)		529,520
Warrants issued in connection with notes payable			185,307					185,307
Subscription receivable		20	3,780		(3,800)
Subscription receivable (shares)		20,000
Common stock issued in connection with the settlement of accounts payable		831	411,829					412,660
Common stock issued in connection with settlement of accounts payable (shares)		831,526
Common stock issued in connection with bank guarantor liabilities		4,794	2,960,576					2,965,370
Common stock issued in connection with bank guarantor liabilities (shares)		4,794,430
Net loss							(5,159,456)	(5,159,456)
Balance at Dec. 31, 2010		37,545	94,274,281		(3,800)		(106,324,220)	(12,016,194)
Balance (shares) at Dec. 31, 2010		37,545,865
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock		22,184	1,402,616					1,424,800
Issuance of common stock (shares)		22,184,540
Stock based compensation			409,314					409,314
Common stock issued in exchange for services		1,000	114,035					115,035
Common stock issued in exchange for services (shares)		1,000,000
Equity instruments issued in connection with settlement agreement		4,522	312,997					317,519
Equity instruments issued in connection with settlement agreement (shares)		4,521,700
Exercise of stock options		1,983	(351)					1,632
Exercise of stock options (shares)		1,982,995
Cancellation of previously issued shares		(3)	3
Cancellation of previously issued shares (in shares)		(3,450)
Proceeds from common stock subscription					3,800			3,800
Common stock issued upon conversion of notes payable and accrued interest		27,121	1,514,988					1,542,109
Common stock issued upon conversion of notes payable and accrued interest (shares)		27,120,856
Common stock issued in settlement of related party advance		1,273	138,727					140,000
Common stock issued in settlement of related party advance (shares)		1,272,730
Net loss							(4,697,037)	(4,697,037)
Balance at Dec. 31, 2011		$ 95,625	$ 98,915,155				$ (111,021,257)	$ (12,010,477)
Balance (shares) at Dec. 31, 2011		95,625,236